Investments Accounted for Using Equity Method - Summarized Financial Information of Associates (Systems on Silicon Manufacturing Company Pte Ltd.) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of associates [line items]
Current assets	$ 857,203.1		$ 817,729.1		$ 28,920.5
Noncurrent assets	1,134,528.9		1,068,567.6		38,276.9
Current liabilities	386,890.2		348,286.0		13,053.0
Noncurrent liabilities	110,395.3		178,164.9		$ 3,724.5
NET REVENUE	977,447.2	$ 32,977.3	947,938.3	$ 843,497.4
Total comprehensive income	$ 316,217.4	$ 10,668.6	320,730.1	288,118.7
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of associates [line items]
Current assets			14,585.1
Noncurrent assets			5,360.1
Current liabilities			1,746.6
Noncurrent liabilities			286.3
NET REVENUE			14,045.9	15,026.0
Income from operations			4,921.7	5,802.3
Net income			4,918.1	5,904.6
Total comprehensive income			4,918.1	5,904.6
Cash dividends received			$ 4,076.2	$ 1,556.6